Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$ 249,290	$ 312,261
Equipment	1,178	(1,066)
Intangible assets	(23,836)	(44,266)
Investment tax credit	480,853
Other	185,352	176,752
Deferred tax assets gross	892,837	443,681
Unrecognized deferred tax assets	(892,837)	(443,681)
Total deferred tax (liability) asset